Investments	12 Months Ended
Dec. 31, 2021
Investments [Abstract]
Investments	Investments
(a) Net Realized and Unrealized Investment Gains (Losses)
The components of the net realized and unrealized investment gains (losses) for the years ended December 31, 2021, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	2021	2020	2019
Net realized investment gains on fixed maturities and short-term investments	$19,893	$24,828	$243,508
Net realized investment gains on equities	78,501	21,538	6,545
Net realized investment gains (losses) on other invested assets	103,011	(30,436)	830
Net realized investment gains	$201,405	$15,930	$250,883
Change in net unrealized investment (losses) gains on fixed maturities and short-term investments	$(558,466)	$219,946	$190,343
Change in net unrealized investment gains on equities	198,780	167,456	403,011
Change in net unrealized investment gains on other invested assets	196,926	58,452	44,441
Net other realized and unrealized investment (losses) gains	(848)	(1,346)	969
Change in net unrealized investment (losses) gains	$(163,608)	$444,508	$638,764
Impairment loss on investments in real estate	$—	$(6,119)	$(2,977)
Net realized and unrealized investment gains	$37,797	$454,319	$886,670

(b) Net Investment Income
The components of net investment income for the years ended December 31, 2021, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	2021	2020	2019
Fixed maturities	$301,391	$290,259	$379,939
Short-term investments and cash and cash equivalents	4,860	12,000	26,981
Other invested assets	90,442	89,129	68,879
Equities	12,686	3,918	(6,067)
Funds held and other (1)	17,871	16,559	18,288
Investment expenses	(50,781)	(51,197)	(39,482)
Net investment income	$376,469	$360,668	$448,538

(1) The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g. LIBOR). Interest rates ranged from 0.1% to 7.3%, 0.1% to 6.5% and 0.1% to 5.1% for the years ended December 31, 2021, 2020 and 2019, respectively.
(c) Pledged and Restricted Assets
At December 31, 2021 and 2020, approximately $105 million and $209 million, respectively, of cash and cash equivalents and approximately $5,483 million and $4,993 million, respectively, of securities were deposited, pledged or held in escrow accounts in favor of ceding companies and other counterparties or government authorities to comply with reinsurance contract provisions and insurance laws.
(d) Receivable for Securities Sold and Payable for Securities Purchased
At December 31, 2021 and 2020, receivables for securities sold of $45 million and $24 million, respectively, were recorded within Other assets. At December 31, 2021 and 2020, payables for securities purchased of $202 million and $286 million, respectively, were recorded within Accounts payable, accrued expenses, and other in the Consolidated Balance Sheets.
(e) Variable Interest Entities
The Company holds variable interests in VIEs including certain limited liability companies or partnerships, trusts, fixed maturity investments and asset-backed securities. The holdings in these VIEs are reported within Fixed maturities and Other invested assets in the Company’s Consolidated Balance Sheets. The Company’s involvement in these entities is, for the most part, passive in nature. The Company’s maximum exposure to loss with respect to these investments is limited to the amounts invested in and advanced to the VIEs and any unfunded commitments (see Note 15(c)).
(f) Equity Method Investments
Investments accounted for under the equity method at December 31, 2021 and 2020 totaled $845 million and $900 million, respectively. At December 31, 2021 and 2020, the Company held a 36% shareholding in the privately held United Kingdom real estate investment and development group, Almacantar Group Limited (Almacantar). The total carrying value of this investment was $561 million and $494 million, at December 31, 2021 and 2020, respectively, and is included within Other invested assets in the Consolidated Balance Sheets. The Company's other equity method investments are comprised primarily of passive investment interests focusing in the real estate sector.